Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Net Accounts Receivable

	December 31,
	2013	2012

Billed utility revenue	$56,569	$53,173
Unbilled utility revenue	33,624	33,590
Other	9,593	10,479
	99,786	97,242
Less allowance for doubtful accounts	4,430	4,321
Net accounts receivable	$95,356	$92,921

Allowance For Doubtful Accounts

	2013	2012	2011

Balance at January 1,	$4,321	$4,485	$4,367
Amounts charged to expense	4,712	4,805	4,854
Accounts written off	(5,897)	(5,939)	(5,780)
Recoveries of accounts written off	1,294	970	1,044
Balance at December 31,	$4,430	$4,321	$4,485